UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY       April 10, 2008
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  83 issues

Form 13F Information Table Value Total: $177,788,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC     COMMON            00846u101      1,342      44986   SH         SOLE                0      0       44986
ABBOTT LABS                  COMMON              2824100      3,693      66960   SH         SOLE                0      0       66960
AUTO DATA PROCESSING         COMMON             53015103      2,594      61200   SH         SOLE                0      0       61200
AMERICAN INTL GROUP INC      COMMON              2687410      2,319      53622   SH         SOLE                0      0       53622
ASIA PACIFIC FUND            COMMON             44901106        386      19522   SH         SOLE                0      0       19522
AVON PRODUCTS INC.           COMMON             54303102      2,392      60500   SH         SOLE                0      0       60500
BANK OF AMERICA              COMMON             60505104      1,681      44330   SH         SOLE                0      0       44330
BECTON DICKINSON & CO        COMMON             75887109      3,142      36600   SH         SOLE                0      0       36600
VANGUARD TOTAL BOND MARKET   COMMON            921937835      2,310      29565   SH         SOLE                0      0       29565
BERKSHIRE HATHAWAY           CLASS B            84670207        273         61   SH         SOLE                0      0          61
BROOKLINE BANCORP            COMMON            11373m107      2,800     243900   SH         SOLE                0      0      243900
ANHEUSER BUSCH COS INC       COMMON             35229103      2,707      57060   SH         SOLE                0      0       57060
CHITTENDEN CORP              COMMON            170228100        209       5873   SH         SOLE                0      0        5873
COMCAST CORP                 COMMON             20030N20      2,036     107350   SH         SOLE                0      0      107350
COSTCO WHOLESALE             COMMON            22160K105      1,017      15650   SH         SOLE                0      0       15650
COMPUTER SCIENCES CORP       COMMON            205363104        393       9630   SH         SOLE                0      0        9630
CISCO SYS INC                COMMON             17275R10      3,545     147148   SH         SOLE                0      0      147148
CHEVRON CORP.                COMMON            166764100        408       4785   SH         SOLE                0      0        4785
DIEBOLD INC                  COMMON            253651103      3,477      92595   SH         SOLE                0      0       92595
DEERE & CO                   COMMON            244199105        322       4000   SH         SOLE                0      0        4000
DANAHER CORP DEL             COMMON            235851102        416       5474   SH         SOLE                0      0        5474
DOLLAR TREE STORES           COMMON            256747106      3,258     118070   SH         SOLE                0      0      118070
DOVER CORP                   COMMON            260003108      3,710      88810   SH         SOLE                0      0       88810
AMDOCS                       ORD               G02602103      4,056     143020   SH         SOLE                0      0      143020
DEVON ENERGY CORP NEW        COMMON            25179M103      4,592      44014   SH         SOLE                0      0       44014
E M C CORP MASS              COMMON            268648102      3,726     259850   SH         SOLE                0      0      259850
FEDEX CORP                   COMMON            31428X106        817       8815   SH         SOLE                0      0        8815
FLOUR CORP NEW               COMMON            343412102      4,343      30765   SH         SOLE                0      0       30765
GENERAL ELEC CO              COMMON            369604103      4,315     116585   SH         SOLE                0      0      116585
GENERAL GROWTH PPTYS INC     COMMON            370021107      1,940      50825   SH         SOLE                0      0       50825
GOLDMAN SACHS                COMMON            38141G104        759       4590   SH         SOLE                0      0        4590
HARTFORD FINL SVCS GRP       COMMON            416515104      2,473      32640   SH         SOLE                0      0       32640
HEWLETT PACKARD CO           COMMON            428236103      3,454      75640   SH         SOLE                0      0       75640
INTL BUSINESS MACHINES       COMMON            459200101      2,752      23904   SH         SOLE                0      0       23904
INGERSOLL RAND CO            COMMON            G4776G101      3,749      84105   SH         SOLE                0      0       84105
ILLNOIS TOOL WORKS           COMMOM            452308109        828      17175   SH         SOLE                0      0       17175
JOHNSON & JOHNSON            CLASS A           478160104      1,367      21065   SH         SOLE                0      0       21065
J P MORGAN CHASE & CO        COMMON            46625H100      2,462      57330   SH         SOLE                0      0       57330
KYOCERA CORP                 COMMON              6499260        252       3000   SH         SOLE                0      0        3000
KRAFT FOODS INC              COMMON            50075N104      2,084      67200   SH         SOLE                0      0       67200
KIMBERLY-CLARK CORP          COMMON            494368103      1,523      23600   SH         SOLE                0      0       23600
COCA COLA COMPANY            COMMON            191216100      3,981      65405   SH         SOLE                0      0       65405
LEGGETT & PLATT INC          COMMON            524660107      1,694     111100   SH         SOLE                0      0      111100
LABORATORY CORP AMER HLD     COMMON            50540r409      5,118      69461   SH         SOLE                0      0       69461
LILLY ELI & CO               COMMON            532457108      1,215      23560   SH         SOLE                0      0       23560
LOWES COS INC                COMMON             54866110        817      35625   SH         SOLE                0      0       35625
MASCO CORP                   COMMON            574599106      1,615      81450   SH         SOLE                0      0       81450
MERRILL LYNCH & CO INC       COMMON            590188108        527      12925   SH         SOLE                0      0       12925
3M CO                        COMMON            88579Y101      4,038      51015   SH         SOLE                0      0       51015
ALTRIA GROUP INC             COMMON             02209S10        920      41450   SH         SOLE                0      0       41450
MEDICAL PROPERTIES TRUST     COMMON            58463J304      2,721     240375   SH         SOLE                0      0      240375
MERCK & CO INC               COMMON            589331107      2,009      52933   SH         SOLE                0      0       52933
MICROSOFT CORP               COMMON             59491810      4,043     142460   SH         SOLE                0      0      142460
MURPHY OIL CORP              COMMON            626717102        320       3900   SH         SOLE                0      0        3900
NOBLE ENERGY                 COMMON            655044105      2,204      30270   SH         SOLE                0      0       30270
NABORS INDUSTRIES LTD        COMMON            G6359F103      3,369      99770   SH         SOLE                0      0       99770
NATIONAL OILWELL VARCO INC   COMMON            637071101      1,743      29850   SH         SOLE                0      0       29850
PEPSICO INC.                 COMMON            713448108        214       2825   SH         SOLE                0      0        2825
PFIZER INC                   COMMON            717081103      1,829      87365   SH         SOLE                0      0       87365
PRINCIPAL FINL GROUP         COMMON            74251V102      2,466      44255   SH         SOLE                0      0       44255
PROCTOR & GAMBLE CO          COMMON            742718109        221       3150   SH         SOLE                0      0        3150
PHILIP MORRIS INTERNATIONAL  COMMON            718172109      2,097      41450   SH         SOLE                0      0       41450
PRAXAIR INC                  COMMON            74005p104      3,616      42925   SH         SOLE                0      0       42925
ROYAL DUTCH PETE CO          NY REG SHARES     780257804      1,110      16080   SH         SOLE                0      0       16080
M S EASTERN EUROPE FUND      COMMON            616988101        358      11250   SH         SOLE                0      0       11250
SEALED AIR CORP NEW          COMMON            81211K100        625      24750   SH         SOLE                0      0       24750
SCHERING PLOUGH              COMMON            806605101      1,236      85770   SH         SOLE                0      0       85770
SAUER-DANFOSS INC            COMMON            804137107      3,093     139700   SH         SOLE                0      0      139700
SONOCO PRODUCTS              COMMON            835495102      1,812      63283   SH         SOLE                0      0       63283
SOVEREIGN BANCORP            COMMON            845905108        828      88815   SH         SOLE                0      0       88815
SYSCO CORP                   COMMON            871829107        268       9250   SH         SOLE                0      0        9250
AT&T INC                     COMMON            00206R102      3,423      89362   SH         SOLE                0      0       89362
HANOVER INSURANCE GROUP      COMMON            410867105      2,518      61204   SH         SOLE                0      0       61204
TRAVELERS COS INC            COMMON            89417E109      1,828      38200   SH         SOLE                0      0       38200
TEXAS INSTRS INC             COMMON            882508104      3,409     120585   SH         SOLE                0      0      120585
UNITED PARCEL SERVICE IN     CL B              911312106      3,207      43915   SH         SOLE                0      0       43915
UNITED TECHNOLOGIES CORP     COMMONG           913017109      2,687      39040   SH         SOLE                0      0       39040
V F CORP                     COMMON            918204108      2,419      31205   SH         SOLE                0      0       31205
WEATHERFORD INTL             COMMON            G95089101      2,564      35380   SH         SOLE                0      0       35380
WILLIAMS CO.                 COMMON            969457100      2,338      70885   SH         SOLE                0      0       70885
WEINGARTEN RLTY INVS         SH BEN INT        948741103        263       7650   SH         SOLE                0      0        7650
WILLIS GROUP HOLDING         COMMON            G96655108      2,148      63900   SH         SOLE                0      0       63900
WATTS INDS INC               CL A              942749102      1,659      59180   SH         SOLE                0      0       59180
EXXON MOBIL CORP             COMMON            30231G102        312       3691   SH         SOLE                0      0        3691
ZENITH NATIONAL INS CORP     COMMON            989390109      2,984      83200   SH         SOLE                0      0       83200
                                                              -----      -----                                                 -----
   Report Totals                                            177,788  4,881,628                                             4,881,628
